Derivatives (Details Narrative) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Estimated reclassification from accumulated OCI to earnings	$ 22,118
Notional amount outstanding	904,627	$ 1,030,642
Interest Rate Fair Value Hedge Derivative at Fair Value Net	39,654	55,422
Realized ineffectiveness of interest rate swaps	(60)	645	$ 254
Swaps breakage cost	0	10,192	$ 0
B. Interest rate swaps that do not meet the criteria for hedge accounitng [Abstract]
Notional amount outstanding	207,439	217,533
Interest Rate Derivative Instruments Not Designated As Hedging Instruments Liability At Fair Value	$ 12,463	$ 18,509
C. Foreign currency agreements:
Number of foreign currency agreements (Euro/US dollar contracts)	16	9	0
Foreign currency agreements value	$ 20,000	$ 22,500	$ 0
Average forward rate	1.0725	1.273	0
Gain (Loss) on derivative instruments from forward contracts	$ 1,361	$ (1,009)	$ (165)